Derivative Financial Instruments and Fair Value Measurements - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Details) - USD ($)	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Embedded conversion option liabilities	$ 318,368	$ 698,264	$ 371,532
Total	318,368	698,264	371,532	$ 881,172
Fair Value, Inputs, Level 1 [Member]
Embedded conversion option liabilities
Total
Fair Value, Inputs, Level 2 [Member]
Embedded conversion option liabilities
Total
Fair Value, Inputs, Level 3 [Member]
Embedded conversion option liabilities	318,368	698,264	371,532
Total	$ 318,368	$ 698,264	$ 371,532